PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT, NET

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Buildings	258,910	258,910
Computers and equipment	171,989	196,988
Vehicles	3,038	3,498
Total	433,937	459,396
Less: accumulated depreciation	(128,505)	(147,997)
Property, plant, and equipment, net	305,432	311,399